Note 18 - Restricted Cash (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of restricted cash and cash equivalents [text block]
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Bank guarantee security deposit	1,140	1,013	632	816
Preferred supplier agreement escrow	-	-	-	503
Total	1,140	1,013	632	1,319